Cover	Jul. 29, 2021
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jul. 29, 2021
Entity File Number	001-39952
Entity Registrant Name	QUALTRICS INTERNATIONAL INC.
Entity Central Index Key	0001747748
Entity Tax Identification Number	47-1754215
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	333 West River Drive
Entity Address, City or Town	Provo
Entity Address, State or Province	UT
Entity Address, Postal Zip Code	84604
City Area Code	385
Local Phone Number	203-4999
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class A Common Stock, $0.0001 par value
Trading Symbol	XM
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false